Financial income (expense) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Interest income	$ 232	$ 2,425	$ 505	$ 4,852
Interest expense:
Interest expense	(5,533)	(2,759)	(11,115)	(5,613)
Commitment fees	(301)	(301)	(602)	(599)
Amortization of debt issuance cost and fair value of debt assumed	(520)	(650)	(1,043)	(1,296)
Total interest expense	(6,354)	(3,710)	(12,760)	(7,510)
Gain (loss) on derivative instruments	326	(8)	662	113
Other items, net:
Foreign exchange gain (loss)	(28)	(246)	(365)	(672)
Bank charges, fees and other	(11)	(13)	(91)	(14)
Withholding tax on interest expense and other	(923)	(675)	(1,545)	(1,348)
Total other items, net	(962)	(934)	(2,001)	(2,034)
Total financial income (expense), net	$ (6,758)	$ (2,227)	$ (13,594)	$ (4,579)